Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Prepaid Expense and Other Assets, Current [Abstract]
Schedule of Prepayments and Other Current Assets

	As of December 31,
	2022	2023
	(RMB in thousands)
Receivables from third-party payment service providers (i)	377,928	553,844
Deposits to Institutional Funding Partners (ii)	212,199	237,823
Prepayment to inventory suppliers	55,958	67,222
Prepaid input value-added tax	37,089	41,214
Rental deposits and other current assets	51,107	108,183
Loans at fair value(iii)	352,672	420,483
Total prepayments and other current assets	1,086,952	1,428,769
(i)
The Group opened accounts with third‑party payment service providers mainly to facilitate collection and transfer of the funds, interest and service fees from/to the Borrowers and Institutional Funding Partners. The balance of receivables from third‑party payment service providers represents amounts temporarily held in these accounts.
(ii)
The balances represent deposits made to the Institutional Funding Partners to directly satisfy the principal and interest payment obligations in case of Borrowers’ defaults.
(iii)
The Group elected the fair value option for the loans acquired or purchased from the relevant funding partners. As described in Note 2(j), the Group uses significant unobservable inputs to measure the fair value of these loans.